LEASES (Details Narrative)	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating leases, weighted average discount rate	4.75%	4.75%
Operating leases, weighted-average remaining lease term	1 year 4 months 24 days	2 years 3 months 18 days